LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,
	2023	2024

	(HK$ in thousands)

Equity method investments (1)	222,870	557,615
Equity investments without readily determinable fair values (2)	15,686	15,575
Total	238,556	573,190
(1)	Equity method investments

As of December 31, 2023and 2024, the Group’s investments accounted for under the equity method totaled HK$222,870 thousand and HK$557,615 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

As of December 31, 2023 and 2024, the Group’s equity method investments primarily consisted of investments in private equity funds, with carrying amounts of HK$222,870 thousand and HK$203,679 thousand, respectively. For the year ended December 31, 2022, 2023 and 2024, losses on investment recognized were HK$17,752 thousand, HK$13,497 thousand and HK$17,870 thousand, respectively. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2023 and 2024, no impairment provision on the equity method investment was recognized.

9.    LONG-TERM INVESTMENTS (Continued)

(1)	Equity method investments (Continued)

In May 2024, the Group completed the acquisition of approximately 44.1% ordinary equity interest in Gravitation Fintech HK Limited (“Gravitation”) for a total consideration of HK$440,000 thousand. The Group accounts for this investment under the equity method. For the year ended December 31, 2024, the Group recognized investment losses of HK$86,064 thousand in its consolidated financial statements. Based on the Group’s assessment of the recoverable amount of this equity method investment, as of December 31 2024, the Group determined that the recoverable amount exceeded its carrying value, and therefore, no impairment provision was recognized for this investment.

(2)	Equity investments without readily determinable fair values

As of December 31, 2023 and 2024, the Group’s equity investments without readily determinable fair values totaled HK$15,686 thousand and HK$15,575 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2023 and 2024, no impairment provision on the equity investments without readily determinable fair values was recognized.